Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 2    Fair Value Measurements

FASB ASC 820 defines fair value, establishes a market-based framework or hierarchy for measuring fair value and provides for certain required disclosures about fair value measurements. The guidance is applicable whenever another accounting pronouncement requires or permits assets and liabilities to be measured at fair value, but does not require any new fair value measurements.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity's internally developed assumptions which market participants would use in pricing the asset or liability.

The following tables present assets and liabilities measured and recorded at fair value in our condensed consolidated balance sheets on a recurring basis and their level within the fair value hierarchy (in thousands), excluding long-term debt (see Note 8—Long-Term Debt):

		Fair Value Measurements at December 31, 2010
Description	As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities(1)	$5,949	$5,949	$—	$—

Total assets	$5,949	$5,949	$—	$—

Liabilities
Undesignated interest rate swaps	$147,815	$—	$147,815	$—
Embedded derivative	4,295	—	—	4,295
Redeemable noncontrolling interest	18,621	—	—	18,621

Total liabilities	$170,731	$—	$147,815	$22,916

		Fair Value Measurements at September 30, 2011
Description	As of September 30, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities(1)	$5,179	$5,179	$—	$—

Total assets	$5,179	$5,179	$—	$—

Liabilities
Undesignated interest rate swaps	$115,369	$—	$115,369	$—
Redeemable noncontrolling interest	1,985	—	—	1,985

Total liabilities	$117,354	$—	$115,369	$1,985

(1)

The cost basis of our available-for-sale marketable securities was $6.3 million at December 31, 2010 and $5.9 million at September 30, 2011. We sold marketable securities with a cost basis of $0.4 million during the nine months ended September 30, 2011 and recorded a gain on the sale of $0.02 million, which was included within other income, net in our condensed consolidated statement of operations.

The following tables present the activity for those items measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in FASB ASC 820 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest(1)	Embedded Derivative		Total
Balance at December 31, 2009	$8,884	$14,600		$23,484
Contributions	1,128	—		1,128
Mark to market valuation adjustment	10,908	(10,305)		603
Net loss attributable to noncontrolling interest	(2,299)	—		(2,299)

Balance at December 31, 2010	$18,621	$4,295		$22,916

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest(1)	Embedded Derivative		Total
Balance at December 31, 2010	$18,621	$4,295		$22,916
Contributions	1,558	—		1,558
Mark to market valuation adjustment	(3,657)	(4,295	)(2)	(7,952)
Net loss attributable to noncontrolling interest	(82)	—		(82)

Balance at March 31, 2011	16,440	—		16,440

Mark to market valuation adjustment	(15,511)	—		(15,511)
Net loss attributable to noncontrolling interest	(929)	—		(929)

Balance at June 30, 2011	$—	$—		$—

Contributions	176	—		176
Mark to market valuation adjustment	3,306	—		3,306
Net loss attributable to noncontrolling interest	(1,497)	—		(1,497)

Balance at September 30, 2011	$1,985	$—		$1,985

(1)	In accordance with FASB ASC Topic 480, Distinguishing Liabilities from Equity ("FASB ASC 480"), regarding the classification and measurement of redeemable securities, we mark to market the fair value of the noncontrolling interest in our joint venture investment in New Dawn Satellite Company Ltd. ("New Dawn") (see Note 6— Investments—(c) New Dawn).
(2)

As of May 5, 2011, the Intelsat Sub Holdco 8 7/8% Senior Notes due 2015, Series B (the "2015 Intelsat Sub Holdco Notes, Series B') were redeemed, and the embedded derivative liability was derecognized. As a result, the fair value of the embedded derivative was reduced to $0 (see Note 9—Derivative Instruments and Hedging Activities).

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, such items are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances, such as if there is evidence of impairment.

The fair value measurement of our Galaxy 15 satellite as of September 30, 2010, in conjunction with its related anomaly, was considered by us to be within Level 3 of the fair value hierarchy, as the most significant inputs were derived utilizing our internally prepared budgets and forecast information, which we believe a market participant would use in pricing such an asset. The estimated fair value was determined based on a probability weighted discounted cash flow analysis and was discounted at an appropriate weighted average cost of capital. During the second quarter of 2010, this long-lived asset was written down to a fair value of $35.0 million from its carrying value of $139.1 million, and continues to be depreciated. In accordance with the FASB ASC Topic 360, Property, Plant and Equipment, regarding the impairment or disposal of long-lived assets, we recorded an impairment charge of $104.1 million, which was included in our condensed consolidated statements of operations for the nine months ended September 30, 2010 (see Note 5(b)—Satellites and Other Property and Equipment—Impairment of Asset Value).

Note 4    Fair Value Measurements

FASB ASC 820 defines fair value, establishes a market-based framework or hierarchy for measuring fair value and provides for certain required disclosures about fair value measurements. The guidance is applicable whenever another accounting pronouncement requires or permits assets and liabilities to be measured at fair value, but does not require any new fair value measurements.

The fair value hierarchy prioritizes the inputs used in valuation techniques into three levels as follows:

•	Level 1—unadjusted quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted market prices that are observable or that can be corroborated by observable market data by correlation; and

•	Level 3—unobservable inputs based upon the reporting entity's internally developed assumptions which market participants would use in pricing the asset or liability.

We did not have any transfers between Level 1 and Level 2 fair value measurements during the year ended December 31, 2010.

The following tables present assets and liabilities measured and recorded at fair value in our consolidated balance sheets on a recurring basis and their level within the fair value hierarchy (in thousands), excluding long-term debt (see Note 11—Long-Term Debt):

		Fair Value Measurements at December 31, 2009
Description	As of December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities(1)	$34,303	$34,303	$—	$—
Undesignated interest rate swaps	15,662	—	15,662	—

Total assets	$49,965	$34,303	$15,662	$—

Liabilities
Undesignated interest rate swaps	$115,512	$—	$115,512	$—
Embedded derivative	14,600	—	—	14,600
Redeemable noncontrolling interest(2)	8,884	—	—	8,884

Total liabilities	$138,996	$—	$115,512	$23,484

		Fair Value Measurements at December 31, 2010
Description	As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Marketable securities(1)	$5,949	$5,949	$—	$—

Total assets	$5,949	$5,949	$—	$—

Liabilities
Undesignated interest rate swaps	$147,815	$—	$147,815	$—
Embedded derivative	4,295	—	—	4,295
Redeemable noncontrolling interest(2)	18,621	—	—	18,621

Total liabilities	$170,731	$—	$147,815	$22,916

(1)	The cost basis of our available-for-sale marketable securities was $34.0 million at December 31, 2009 and $6.3 million at December 31, 2010. We sold marketable securities with a cost basis of $27.8 million during the twelve months ended December 31, 2010 and recorded a gain on the sale of $1.4 million which was included within other income, net in our consolidated statement of operations.
(2)	Redeemable noncontrolling interest is classified as mezzanine equity in the accompanying consolidated balance sheets.

The following table presents the activity for those items measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as defined in FASB ASC 820 (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Redeemable Noncontrolling Interest(1)	Embedded Derivative	Total
Balance at December 31, 2008	$4,500	$—	$4,500
Purchases, issuances and settlements	—	36,040	36,040
Mark to market valuation adjustment	4,754	(21,440)	(16,686)
Net loss attributable to noncontrolling interest	(370)	—	(370)

Balance at December 31, 2009	8,884	14,600	23,484

Contributions	1,128	—	1,128
Mark to market valuation adjustment	10,908	(10,305)	603
Net loss attributable to noncontrolling interest	(2,299)	—	(2,299)

Balance at December 31, 2010	$18,621	$4,295	$22,916

(1)

In accordance with the FASB ASC 480, regarding the classification and measurement of redeemable securities, we mark to market the fair value of the noncontrolling interest in our joint venture investment in New Dawn, at each reporting period.

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, such items are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances, such as if there is evidence of impairment. The following table presents assets measured and recorded on a nonrecurring basis at fair value in our consolidated balance sheets and their level within the fair value hierarchy (in thousands):

	Carrying Value As of December 31, 2010	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)	Total Losses
Description
Long lived asset held and used	$33,333	$35,000	$104,100

The fair value measurement of this long-lived asset was considered by us to be within Level 3 of the fair value hierarchy as the most significant inputs were derived utilizing our internally prepared budgets and forecast information, which we believe a market participant would use in pricing such an asset. The estimated fair value was determined based on a probability weighted discounted cash flow analysis and was discounted at an appropriate weighted average cost of capital. During the second quarter of 2010, this long-lived asset was written down to a fair value of $35.0 million from its carrying value of $139.1 million, and continues to be depreciated. In accordance with the FASB ASC Topic 360, Property, Plant and Equipment, regarding the impairment or disposal of long-lived assets, we recorded an impairment charge of $104.1 million, which was included in our consolidated statements of operations for the year ended December 31, 2010 (see Note 8—Satellites and Other Property and Equipment).